Income Tax Expense (Benefit) Reconciliation (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Computed expected tax (expense) benefit					$ 340,546	$ (17,763)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact					44,431	(2,612)
Noncontrolling interest					(38,418)
Basis adjustment					885,036
State rate change					252,474
Change in valuation allowance					(1,484,068)	20,375
Income tax expense (benefit)